PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
6.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following (all amounts in thousands):

	2011	2010
Land	$1,901	$1,279
Building and improvements	3,134	3,003
Machinery and equipment	7,992	5,710
	13,027	9,992
Less: accumulated depreciation	(2,610)	(1,483)
	$10,417	$8,509

During 2011, we entered into two leases that were accounted for as capital leases. At December 31, 2011, machinery and equipment includes $77,000 of assets recorded under capital leases. Accumulated amortization on those capital leases totaled $0 as of December 31, 2011. In 2011, amortization expense for those assets was $0.